PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 3.9%
General Electric Co.	8,124	$1,637,311
Northrop Grumman Corp.	1,780	865,970
		2,503,281
Banks 6.9%
Bank of America Corp.	17,411	694,351
Citigroup, Inc.	11,388	778,711
JPMorgan Chase & Co.	8,874	2,170,758
PNC Financial Services Group, Inc. (The)	5,011	805,218
		4,449,038
Beverages 1.0%
Coca-Cola Co. (The)	4,837	350,924
PepsiCo, Inc.	2,324	315,088
		666,012
Biotechnology 4.7%
AbbVie, Inc.	11,092	2,164,049
Amgen, Inc.	3,007	874,797
		3,038,846
Building Products 2.0%
Johnson Controls International PLC	15,778	1,323,774
Capital Markets 3.8%
Goldman Sachs Group, Inc. (The)	2,426	1,328,356
Moody’s Corp.	2,576	1,167,237
		2,495,593
Chemicals 0.8%
Air Products & Chemicals, Inc.	1,993	540,282
Commercial Services & Supplies 2.0%
Republic Services, Inc.	5,186	1,300,390
Communications Equipment 1.9%
Cisco Systems, Inc.	21,645	1,249,566

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 3.0%
Walmart, Inc.	19,841	$1,929,537
Diversified Consumer Services 0.5%
Service Corp. International	4,198	335,420
Diversified Telecommunication Services 5.5%
AT&T, Inc.	81,900	2,268,630
Verizon Communications, Inc.	29,261	1,289,240
		3,557,870
Electric Utilities 4.4%
Constellation Energy Corp.	2,627	586,977
Entergy Corp.	11,728	975,418
NextEra Energy, Inc.	19,455	1,301,150
		2,863,545
Electrical Equipment 1.4%
GE Vernova, Inc.	2,382	883,293
Financial Services 2.5%
Mastercard, Inc. (Class A Stock)	2,910	1,594,855
Food Products 0.5%
Hershey Co. (The)	2,047	342,238
Ground Transportation 0.7%
Union Pacific Corp.	1,983	427,654
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	5,787	756,650
Health Care Providers & Services 0.4%
UnitedHealth Group, Inc.	660	271,550
Hotels, Restaurants & Leisure 3.2%
McDonald’s Corp.	3,342	1,068,271
Starbucks Corp.	12,685	1,015,434
		2,083,705

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.6%
Vistra Corp.	3,059	$396,538
Industrial Conglomerates 2.8%
3M Co.	12,945	1,798,190
Insurance 3.2%
Chubb Ltd.	2,994	856,524
Marsh & McLennan Cos., Inc.	5,550	1,251,358
		2,107,882
Interactive Media & Services 3.4%
Alphabet, Inc. (Class A Stock)	4,238	672,994
Meta Platforms, Inc. (Class A Stock)	2,779	1,525,671
		2,198,665
IT Services 3.6%
International Business Machines Corp.	9,541	2,307,205
Leisure Products 1.3%
Hasbro, Inc.	13,999	866,538
Machinery 2.3%
Caterpillar, Inc.	1,707	527,924
Parker-Hannifin Corp.	1,568	948,734
		1,476,658
Multi-Utilities 3.9%
CenterPoint Energy, Inc.	26,812	1,039,770
NiSource, Inc.	38,729	1,514,691
		2,554,461
Oil, Gas & Consumable Fuels 8.5%
Cheniere Energy, Inc.	8,729	2,017,359
EQT Corp.	23,125	1,143,300
Shell PLC, ADR	9,224	594,764

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TotalEnergies SE (France), ADR	12,593	$715,912
Williams Cos., Inc. (The)	18,018	1,055,314
		5,526,649
Personal Care Products 1.5%
Unilever PLC (United Kingdom), ADR	14,904	947,149
Pharmaceuticals 5.4%
AstraZeneca PLC (United Kingdom), ADR	21,454	1,540,183
Bristol-Myers Squibb Co.	29,807	1,496,311
Eli Lilly & Co.	497	446,778
		3,483,272
Residential REITs 1.6%
AvalonBay Communities, Inc.	2,556	536,709
Mid-America Apartment Communities, Inc.	3,327	531,155
		1,067,864
Semiconductors & Semiconductor Equipment 1.8%
ASML Holding NV (Netherlands)	998	666,744
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2,817	469,566
		1,136,310
Software 2.3%
Intuit, Inc.	845	530,212
Microsoft Corp.	2,435	962,458
		1,492,670
Specialty Retail 2.6%
Home Depot, Inc. (The)	1,423	512,977
Ross Stores, Inc.	1,819	252,841
TJX Cos., Inc. (The)	6,999	900,632
		1,666,450

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	7,542	$1,602,675

Total Long-Term Investments (cost $48,186,868)		63,242,275

Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $1,256,737)(wb)	1,256,737	1,256,737

TOTAL INVESTMENTS 99.5% (cost $49,443,605)		64,499,012
Other assets in excess of liabilities 0.5%		338,716

Net Assets 100.0%		$64,837,728

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Rising Dividend Fund